Condensed Financial Information (Parent Company Only) (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest on junior subordinated debentures	$ 1,098,590	$ 1,053,873
Income tax expense	2,438,630	2,895,091
Net income	12,764,450	13,431,855
Parent Company [Member]
Bank subsidiary distributions	5,075,000	4,823,000
Dividends on Capital Trust	32,991	31,648
Total income	5,107,991	4,854,648
Interest on junior subordinated debentures	1,098,590	1,053,873
Administrative and other	508,564	519,793
Total expense	1,607,154	1,573,666
Income before applicable income tax benefit and equity in undistributed net income of subsidiary	3,500,837	3,280,982
Income tax expense	330,575	323,825
Income before equity in undistributed net income of subsidiary	3,831,412	3,604,807
Equity in undistributed net income of subsidiary	8,933,038	9,827,048
Net income	$ 12,764,450	$ 13,431,855